Equity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Risk-free interest rate	2.42%	1.56%
Expected life	3 years 1 month 27 days	3 years 4 months 29 days
Expected dividends	0.00%	0.00%
Expected volatility	56.07%	46.51%
Fair value of the Company's common stock	$ 0.75	$ 1.14